Property and equipment (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Property and Equipment

$ millions, as at or for the year ended October 31		Right-of- use assets	Land and buildings (1)	Computer equipment	Office furniture, equipment and other (1)	Leasehold improvements (1)	Total
2024	Cost
	Balance at beginning of year	$2,692	$804	$1,054	$875	$1,572	$6,997
	Additions (2)	267	31	101	117	107	623
	Disposals (3)	(31)	(5)	(69)	(38)	(12)	(155)
	Adjustments (4)	5	1	1	2	3	12
	Balance at end of year	$2,933	$831	$1,087	$956	$1,670	$7,477
2023	Balance at end of year	$2,692	$804	$1,054	$875	$1,572	$6,997
2024	Accumulated depreciation
	Balance at beginning of year	$1,050	$345	$879	$523	$949	$3,746
	Depreciation	269	16	87	56	86	514
	Disposals (3)	(31)	(3)	(69)	(34)	(10)	(147)
	Adjustments (4)	2	1	–	2	–	5
	Balance at end of year	$1,290	$359	$897	$547	$1,025	$4,118
2023	Balance at end of year	$1,050	$345	$879	$523	$949	$3,746
	Net book value
	As at October 31, 2024	$1,643	$472	$190	$409	$645	$3,359
	As at October 31, 2023	$1,642	$459	$175	$352	$623	$3,251

(1)	Includes $196 million (2023: $172 million) of work-in-progress not subject to depreciation.
(2)	Includes impact of lease modifications.
(3)	Includes write-offs of fully depreciated assets.
(4)	Includes foreign currency translation adjustments.